Summary of significant accounting policies (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)
Accounting Policies [Abstract]
Foreign currency transactions	The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2024 and June 30, 2025 were translated at USD 1.00 to RMB 7.1884 and to RMB 7.1586 respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2024 and 2025 were USD 1.00 to RMB 6.9252, and RMB 7.1839, respectively. The shareholders’ equity accounts were stated at their historical rate.	The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2024 and June 30, 2025 were translated at USD 1.00 to RMB 7.1884 and to RMB 7.1586 respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2024 and 2025 were USD 1.00 to RMB 6.9252, and RMB 7.1839, respectively. The shareholders’ equity accounts were stated at their historical rate.
Allowance for credit losses of accounts receivable		¥ 0		¥ 0
Credit losses for prepaid services fees	$ 3,094	22,149		22,149
Credit losses for other receivables	680,987			4,875,364	¥ 4,874,917
Equity method investment	154,072				1,102,938
Impairment of long-lived assets		0		0
Convertible notes payable	(0)			¥ 149,090,866	¥ 0
Employee benefit	$ 106,901	¥ 765,260	¥ 730,287
Diluted | shares	2,776,005	2,776,005	51,465